VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—5.1%
U.S. Treasury Bonds
4.000%, 11/15/52	$ 2,140	$ 1,872
3.625%, 5/15/53	1,070	873
4.250%, 2/15/54	4,515	4,118
4.250%, 8/15/54	1,010	922
4.500%, 11/15/54	3,100	2,954
4.625%, 2/15/55	5,850	5,695
U.S. Treasury Notes
4.250%, 1/31/30	7,190	7,332
4.000%, 2/28/30	3,835	3,872
4.000%, 2/15/34	13,955	13,809
Total U.S. Government Securities (Identified Cost $41,571)		41,447

Foreign Government Securities—11.8%
Abu Dhabi Government International Bond 144A 5.000%, 4/30/34(2)	607	628
Arab Republic of Egypt
144A 8.625%, 2/4/30(2)	717	725
144A 7.625%, 5/29/32(2)	1,106	1,024
144A 8.500%, 1/31/47(2)	1,064	863
144A 8.750%, 9/30/51(2)	484	395
Benin Government International Bond
144A 7.960%, 2/13/38(2)	247	233
144A 8.375%, 1/23/41(2)	637	611
Bolivarian Republic of Venezuela 9.375%, 1/13/34(3)	2,011	451
Bolivia Government RegS 4.500%, 3/20/28(4)	356	247
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	9,400BRL	1,518
Czech Republic Government Bond 1.750%, 6/23/32	40,000CZK	1,651
Dominican Republic
144A 6.950%, 3/15/37(2)	655	668
144A 7.150%, 2/24/55(2)	433	434
RegS 6.950%, 3/15/37(4)	1,616	1,649
Dubai Government International Bonds RegS 3.900%, 9/9/50(4)	480	339
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(2)(3)	956	879
Federative Republic of Brazil
6.000%, 10/20/33	1,176	1,166
6.625%, 3/15/35	1,162	1,173
7.125%, 5/13/54	1,068	1,020
Gaci First Investment Co. RegS 4.875%, 2/14/35(4)	775	759
Honduras Government 144A 8.625%, 11/27/34(2)	297	311
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	2,134	2,218
	Par Value(1)	Value

Foreign Government Securities—continued
144A 5.500%, 6/16/34(2)	$ 457	$ 448
144A 5.500%, 3/26/36(2)	1,448	1,393
RegS 2.125%, 9/22/31(4)	315	261
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	1,150	1,101
Lebanon Government International Bond RegS 7.000%, 3/23/32(3)(4)	1,029	194
Malaysia Government Bond 2.632%, 4/15/31	6,970MYR	1,589
Mex Bonos Desarr 7.750%, 11/13/42	36,100MXN	1,596
Republic of Angola
144A 8.000%, 11/26/29(2)	569	515
144A 8.750%, 4/14/32(2)	1,174	1,035
Republic of Argentina
4.125%, 7/9/35(5)	1,971	1,323
3.500%, 7/9/41(5)	2,544	1,579
4.125%, 7/9/46(5)	1,733	1,132
Republic of Armenia 144A 3.600%, 2/2/31(2)	450	389
Republic of Cameroon RegS 9.500%, 7/31/31(4)	1,647	1,530
Republic of Chile 3.250%, 9/21/71	709	432
Republic of Colombia
7.375%, 4/25/30(6)	909	940
8.000%, 11/14/35	2,513	2,529
7.750%, 11/7/36	455	446
Republic of Ecuador RegS 6.900%, 7/31/30(4)(5)	2,393	2,074
Republic of El Salvador
144A 8.250%, 4/10/32(2)	644	652
RegS 9.250%, 4/17/30(4)	441	468
RegS 7.650%, 6/15/35(4)	310	301
RegS 7.625%, 2/1/41(4)	300	277
Republic of Gabon
144A 6.625%, 2/6/31(2)	846	671
RegS 9.500%, 2/18/29(4)	753	687
Republic of Ghana
144A 0.000%, 7/3/26(2)(7)	13	13
144A 5.000%, 7/3/29(2)(5)	511	477
144A 0.000%, 1/3/30(2)(7)	28	23
RegS 0.000%, 7/3/26(4)(7)	6	6
RegS 5.000%, 7/3/29(4)(5)	58	54
RegS 0.000%, 1/3/30(4)(7)	12	10
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 5.000%, 7/3/35(4)(5)	$ 724	$ 560
Republic of Indonesia
2.850%, 2/14/30	1,050	984
4.750%, 9/10/34	720	706
4.200%, 10/15/50	673	543
5.100%, 2/10/54(6)	182	169
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	503	496
144A 6.125%, 6/15/33(2)	1,092	993
144A 8.075%, 4/1/36(2)	409	394
Republic of Kenya 144A 9.500%, 3/5/36(2)	1,206	1,132
Republic of Nigeria
144A 7.375%, 9/28/33(2)	1,891	1,691
144A 10.375%, 12/9/34(2)	1,496	1,572
Republic of Panama
3.875%, 3/17/28	655	635
3.870%, 7/23/60	1,884	1,074
Republic of Peru
3.000%, 1/15/34	1,560	1,311
5.375%, 2/8/35	628	627
5.875%, 8/8/54	417	403
3.600%, 1/15/72	831	512
Republic of Philippines
5.500%, 2/4/35	623	647
4.750%, 3/5/35	1,574	1,544
3.700%, 3/1/41	781	633
Republic of Poland
4.875%, 10/4/33	464	460
5.125%, 9/18/34	1,386	1,389
5.375%, 2/12/35	2,529	2,577
5.500%, 4/4/53	207	193
Republic of Senegal
144A 6.250%, 5/23/33(2)	463	301
RegS 7.750%, 6/10/31(4)	534	392
Republic of Serbia 144A 6.500%, 9/26/33(2)	851	894
Republic of South Africa
5.875%, 6/22/30	658	655
5.650%, 9/27/47	335	252
8.750%, 2/28/48	32,300ZAR	1,464
144A 7.100%, 11/19/36(2)	856	847
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	86	80
144A 3.100%, 1/15/30(2)(5)	177	157
144A 3.350%, 3/15/33(2)(5)	180	145
144A 3.600%, 6/15/35(2)(5)	1,024	699
144A 3.600%, 2/15/38(2)(5)	169	137
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Turkiye
9.125%, 7/13/30	$ 1,463	$ 1,619
7.250%, 5/29/32	365	366
7.625%, 5/15/34	2,125	2,178
6.625%, 2/17/45	953	806
Republic of Zambia 144A 0.500%, 12/31/53(2)	506	343
Republica Orient Uruguay
5.100%, 6/18/50	1,964	1,811
4.975%, 4/20/55	2,277	2,017
Romania Government International Bond
144A 5.875%, 1/30/29(2)	1,230	1,236
144A 6.375%, 1/30/34(2)	355	348
144A 5.750%, 3/24/35(2)	370	342
Saudi International Bond
144A 5.625%, 1/13/35(2)	2,423	2,523
144A 4.500%, 10/26/46(2)	2,181	1,793
State of Qatar
144A 3.750%, 4/16/30(2)	402	393
144A 4.817%, 3/14/49(2)	1,139	1,021
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	315	313
144A 6.400%, 6/26/34(2)	187	184
RegS 6.400%, 6/26/34(4)	400	393
UAE International Government Bond 144A 4.050%, 7/7/32(2)	1,415	1,388
Ukraine Government Bond
144A 1.750%, 2/1/29(2)(5)	24	15
144A 0.000%, 2/1/30(2)(5)	4	2
144A 1.750%, 2/1/34(2)(5)	273	141
144A 1.750%, 2/1/35(2)(5)	96	49
144A 0.000%, 2/1/36(2)(5)	12	5
144A 1.750%, 2/1/36(2)(5)	8	4
RegS 1.750%, 2/1/29(4)(5)	98	60
RegS 0.000%, 2/1/30(4)(5)	30	14
RegS 0.000%, 2/1/34(4)(5)	113	43
RegS 0.000%, 2/1/35(4)(5)	1,269	595
RegS 1.750%, 2/1/35(4)(5)	1,378	700
RegS 0.000%, 2/1/36(4)(5)	178	83
RegS 1.750%, 2/1/36(4)(5)	62	31

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
United Mexican States
6.875%, 5/13/37	$ 1,027	$ 1,071
6.625%, 1/29/38	496	501
6.338%, 5/4/53	1,210	1,113
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	304	270
144A 6.900%, 2/28/32(2)	709	727
Total Foreign Government Securities (Identified Cost $93,132)		94,873

Mortgage-Backed Securities—21.7%
Agency—5.7%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	257	258
Pool #SD5594 5.500%, 7/1/53	5,135	5,142
Pool #SD6322 4.500%, 8/1/53	5,273	5,053
Pool #SD8289 5.500%, 1/1/53	2,005	2,011
Pool #SD8309 6.000%, 3/1/53	3,149	3,204
Pool #SD8317 6.000%, 4/1/53	1,016	1,036
Pool #SD8382 5.000%, 12/1/53	6,115	6,004
Pool #SL0627 6.000%, 10/1/54	7,850	7,989
Federal National Mortgage Association
Pool #CB6857 4.500%, 8/1/53	2,127	2,038
Pool #FS4438 5.000%, 11/1/52	871	857
Pool #FS7751 4.000%, 3/1/53	5,232	4,867
Pool #FS8479 5.500%, 8/1/53	3,683	3,689
Pool #MA4785 5.000%, 10/1/52	1,599	1,575
Pool #MA4805 4.500%, 11/1/52	1,347	1,291
Pool #MA5072 5.500%, 7/1/53	1,230	1,232
		46,246

Non-Agency—16.0%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(2)(8)	1,685	1,699
2025-NQM2, A1 144A 5.790%, 6/25/70(2)(8)	1,060	1,066
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(2)(8)	1,235	1,239
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(8)	1,203	1,161
	Par Value(1)	Value

Non-Agency—continued
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 6.043%, 6/15/40(2)(8)	$ 2,200	$ 2,212
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(2)	660	658
2021-SFR2, C 144A 1.877%, 8/17/38(2)	510	490
2021-SFR3, D 144A 2.177%, 10/17/38(2)	540	519
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(8)	2,917	2,882
2023-1, A1 144A 4.750%, 9/26/67(2)(8)	3,311	3,285
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(8)	69	67
2019-2, A1 144A 3.347%, 4/25/49(2)(8)	163	158
2020-1, A3 144A 3.328%, 3/25/55(2)	1,183	1,062
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.231%, 3/15/37(2)(8)	1,875	1,772
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.609%, 7/15/37(2)(8)	2,296	2,240
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(8)	120	117
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.703%, 3/15/41(2)(8)	1,554	1,556
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(2)	1,130	1,065
2019-OC11, D 144A 4.075%, 12/9/41(2)(8)	3,087	2,886
2022-CLS, A 144A 5.760%, 10/13/27(2)	1,773	1,795
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.932%, 9/15/38(2)(8)	1,500	1,502
Chase Home Lending Mortgage Trust
2023-RPL1, A1 144A 3.500%, 6/25/62(2)(8)	2,226	2,044
2024-RPL4, A1A 144A 3.375%, 12/25/64(2)(8)	1,655	1,479
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(8)	152	140
2016-SH2, M2 144A 3.750%, 12/25/45(2)(8)	325	302
2016-SH2, M4 144A 3.750%, 12/25/45(2)(8)	1,447	1,330
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(8)	793	755
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(8)	369	363

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(2)(8)	$ 945	$ 942
2022-5, A1 144A 4.550%, 4/25/67(2)(8)	1,228	1,230
2024-5, A1 144A 5.123%, 8/25/69(2)(8)	1,399	1,394
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(2)	1,810	1,808
2024-WCL1, B (1 month Term SOFR + 2.590%, Cap N/A, Floor 2.590%) 144A 6.902%, 6/15/41(2)(8)	1,930	1,922
COOPR Residential Mortgage Trust 2025-CES2, A1A 144A 5.502%, 6/25/60(2)(8)	1,590	1,598
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(2)	250	235
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(8)	1,278	1,152
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(8)	253	232
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(8)	1,560	1,564
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(8)	19	18
2022-1, A1 144A 2.206%, 1/25/67(2)(8)	606	525
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(2)(8)	1,719	1,737
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(2)(8)	2,870	2,898
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	460	444
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.762%, 12/15/39(2)(8)	1,100	1,100
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(8)	26	24
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(8)	325	327
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.644%, 2/5/45(2)(8)	1,450	1,488
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.649%, 1/13/40(2)(8)	1,500	1,546
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(8)	1,003	998
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.446%, 1/25/63(2)(8)	1,266	1,233
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.990%, 10/5/39(2)(8)	1,285	1,311
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.622%, 10/25/29(2)(8)	238	225
2024-NQM1, A3 144A 5.947%, 2/25/64(2)(8)	916	921
	Par Value(1)	Value

Non-Agency—continued
2025-CES2, A1 144A 5.592%, 6/25/55(2)(8)	$ 1,834	$ 1,844
2025-NQM2, A1 144A 5.567%, 9/25/65(2)(8)	1,474	1,479
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(2)(8)	1,200	1,210
MetLife Securitization Trust 2017-1A, M1 144A 3.420%, 4/25/55(2)(8)	425	381
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(8)	445	442
2022-INV2, A1 144A 4.950%, 7/25/57(2)(8)	2,245	2,234
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(8)	1,294	1,266
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(8)	2,180	2,173
2021-INV1, A1 144A 0.852%, 1/25/56(2)(8)	52	50
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(8)	280	276
2017-3, B1 144A 3.250%, 1/25/61(2)(8)	668	585
2019-1, M2 144A 3.500%, 10/25/69(2)(8)	779	712
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	1,290	1,343
Morgan Stanley Residential Mortgage Loan Trust 2024-INV4, A1 144A 6.000%, 9/25/54(2)(8)	824	830
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(2)	1,951	1,835
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(2)(8)	1,096	1,059
2018-2A, A1 144A 4.500%, 2/25/58(2)(8)	22	21
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(8)	324	308
2022-NQM2, A1 144A 3.079%, 3/27/62(2)(8)	1,396	1,315
NY Commercial Mortgage Trust 2025-299P, A 144A 5.853%, 2/10/47(2)(8)	1,210	1,257
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(2)(8)	2,242	2,072
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(8)	1,279	1,289
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(8)	2,075	2,109
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(8)	778	785
2025-NQM4, A1 144A 5.400%, 2/25/55(2)(8)	1,657	1,657
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(8)	71	70
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(2)(8)	1,344	1,355
2024-INV2, A1 144A 6.000%, 12/25/59(2)(8)	852	859

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
PRET Trust
2024-RPL1, A1 144A 3.900%, 10/25/63(2)(8)	$ 1,403	$ 1,352
2025-NPL1, A1 144A 6.063%, 2/25/55(2)(8)	1,730	1,736
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(2)(8)	1,922	1,899
RCKT Mortgage Trust
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(8)	635	638
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(8)	594	600
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(2)(8)	1,500	1,528
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(2)(8)	1,500	1,521
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	760	777
2024-CNTR, C 144A 6.471%, 11/13/41(2)	1,595	1,652
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(8)	107	104
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(2)(8)	2,056	1,701
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(2)(8)	1,936	1,652
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(8)	1,617	1,645
Towd Point Mortgage Trust
2016-4, B1 144A 3.989%, 7/25/56(2)(8)	485	470
2017-1, M1 144A 3.750%, 10/25/56(2)(8)	1,150	1,127
2017-4, A2 144A 3.000%, 6/25/57(2)(8)	850	801
2018-6, A1A 144A 3.750%, 3/25/58(2)(8)	27	27
2018-6, A2 144A 3.750%, 3/25/58(2)(8)	1,925	1,748
2019-2, A2 144A 3.750%, 12/25/58(2)(8)	1,798	1,624
2023-1, A1 144A 3.750%, 1/25/63(2)	1,437	1,388
2017-6, A2 144A 3.000%, 10/25/57(2)(8)	665	635
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	610	600
2020-SFR2, D 144A 2.281%, 11/17/39(2)	840	790
Verus Securitization Trust
2022-5, A1 144A 3.800%, 4/25/67(2)(8)	723	700
2022-6, A1 144A 4.910%, 6/25/67(2)(8)	2,099	2,088
2022-6, A3 144A 4.910%, 6/25/67(2)(8)	481	475
2022-7, A1 144A 5.152%, 7/25/67(2)(8)	1,950	1,963
2023-8, A1 144A 6.259%, 12/25/68(2)(8)	1,099	1,109
	Par Value(1)	Value

Non-Agency—continued
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(2)	$ 55	$ 52
2022-1, A2 144A 5.850%, 8/25/57(2)(8)	786	783
WSTN Trust 2023-MAUI, C 144A 7.958%, 7/5/37(2)(8)	2,150	2,177
		128,894

Total Mortgage-Backed Securities (Identified Cost $176,261)		175,140

Asset-Backed Securities—13.0%
Automobiles—4.9%
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(2)	1,510	1,547
Avis Budget Rental Car Funding LLC
(AESOP) 2020-1A, D 144A 3.340%, 8/20/26(2)	720	718
(AESOP) 2023-2A, C 144A 6.180%, 10/20/27(2)	2,177	2,191
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	841	852
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	1,450	1,488
(AESOP) 2024-2A, D 144A 7.430%, 10/20/28(2)	1,959	1,988
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	1,675	1,682
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(2)	1,000	1,019
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(2)	777	791
2023-3A, C 144A 6.400%, 5/15/29(2)	485	493
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	163	163
2023-3A, D 6.680%, 4/16/29	920	939
2024-5A, B 4.480%, 4/16/29	1,810	1,808
FHF Issuer Trust
2024-1A, B 144A 6.260%, 3/15/30(2)	1,100	1,135
2024-3A, C 144A 5.430%, 3/17/31(2)	1,700	1,691
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	222	224
FinBe USA Trust 2025-1A, B 144A 6.600%, 12/16/30(2)	2,025	2,034
Flagship Credit Auto Trust 2023-1, D 144A 6.460%, 5/15/29(2)	1,780	1,789
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(2)	1,960	1,920

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
2022-2A, D 144A 6.150%, 4/17/28(2)	$ 800	$ 807
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	681	692
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(2)	117	117
2023-1A, D 144A 7.300%, 6/17/30(2)	780	798
2023-2A, D 144A 6.300%, 2/15/31(2)	750	768
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(2)	1,865	1,876
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	487	491
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,220	1,220
Prestige Auto Receivables Trust 2025-1A, C 144A 5.520%, 2/15/30(2)	1,815	1,822
SAFCO Auto Receivables Trust 2024-1A, C 144A 6.960%, 1/18/30(2)	1,200	1,216
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	415	420
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(2)	53	53
2023-1, D 144A 8.000%, 7/10/28(2)	1,102	1,108
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(2)	1,600	1,645
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(2)	1,860	1,879
		39,384

Consumer Loans—0.6%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(2)	367	370
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	1,172	1,176
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(2)	875	828
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	200	200
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	404	407
2024-1A, B 144A 6.290%, 2/18/31(2)	1,560	1,577
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(2)	8	8
		4,566

Credit Card—0.2%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(2)	1,430	1,443
	Par Value(1)	Value

Credit Card—continued
Mission Lane Credit Card Master Trust 2023-B, A 144A 7.690%, 11/15/28(2)	$ 570	$ 570
		2,013

Equipment—0.3%
Auxilior Term Funding LLC
2023-1A, D 144A 7.270%, 12/16/30(2)	740	778
2024-1A, B 144A 5.690%, 7/15/31(2)	1,520	1,558
		2,336

Other—6.8%
Affirm Asset Securitization Trust 2024-B, A 144A 4.620%, 9/15/29(2)	450	450
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	1,926	1,954
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(2)	1,697	1,707
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(2)	442	431
2024-A, B 144A 5.060%, 4/18/50(2)	1,820	1,808
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(2)	539	552
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	1,835	1,871
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	1,425	1,429
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	232	233
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	906	914
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	289	290
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	537	553
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	801	701
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(2)	574	599
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	404	393
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(2)	610	605
2024-1A, A2 144A 5.636%, 2/15/55(2)	1,895	1,925
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	1,720	1,708
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(2)	1,754	1,792
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	309	309
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	1,083	1,103
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	956	926

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	$ 780	$ 800
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(2)	1,810	1,816
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	1,395	1,397
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	1,727	1,751
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	733	752
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(2)(8)	529	530
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	1,580	1,591
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(8)	1,306	1,326
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(8)	920	925
2025-CES5, A1A 144A 5.687%, 5/25/55(2)(8)	1,900	1,917
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(2)	1,755	1,739
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(2)	296	304
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	1,831	1,876
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(2)	1,925	1,939
2025-1A, A2 144A 5.036%, 3/25/55(2)	400	395
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	1,641	1,641
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	765	783
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(2)(8)	1,538	1,544
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	1,400	1,423
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	1,542	1,522
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(2)	1,498	1,509
2025-ST4, A 144A 5.495%, 8/16/32(2)	2,000	2,000
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	1,728	1,737
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(2)	188	189
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(2)	863	874
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	861	796
		55,329

	Par Value(1)	Value

Student Loan—0.2%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(2)	$ 1,506	$ 1,515
Total Asset-Backed Securities (Identified Cost $104,318)		105,143

Corporate Bonds and Notes—35.2%
Communication Services—2.0%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	660	231
Altice France S.A. 144A 5.125%, 7/15/29(2)	730	603
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	1,985	1,923
CMG Media Corp. 144A 8.875%, 6/18/29(2)	2,220	2,093
CSC Holdings LLC
144A 7.500%, 4/1/28(2)	710	527
144A 11.750%, 1/31/29(2)	1,380	1,313
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)	810	807
144A 8.875%, 2/1/30(2)	1,040	1,020
Gray Media, Inc. 144A 7.000%, 5/15/27(2)	970	970
Hughes Satellite Systems Corp. 6.625%, 8/1/26	1,015	723
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	377	381
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	1,960	1,609
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	555	128
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)	195	197
Snap, Inc. 144A 6.875%, 3/1/33(2)	975	1,000
Sprint Capital Corp. 8.750%, 3/15/32	645	782
Telesat Canada 144A 6.500%, 10/15/27(2)	365	135
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	450	458
Univision Communications, Inc. 144A 6.625%, 6/1/27(2)	1,185	1,182
		16,082

Consumer Discretionary—2.0%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	1,190	1,202
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(2)	620	628
144A 5.800%, 4/15/34(2)	890	911
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	1,270	1,208
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	515	529
Clarios Global LP
144A 8.500%, 5/15/27(2)	450	452
144A 6.750%, 2/15/30(2)	50	52

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	$ 1,670	$ 1,193
Ford Motor Co. 4.750%, 1/15/43	475	365
Ford Motor Credit Co. LLC
7.350%, 3/6/30	450	475
6.054%, 11/5/31	300	298
6.500%, 2/7/35	385	384
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)	345	338
Meritage Homes Corp.
5.650%, 3/15/35	385	386
144A 3.875%, 4/15/29(2)	1,377	1,327
New Home Co., Inc. (The) 144A 8.500%, 11/1/30(2)	50	51
Newell Brands, Inc.
6.375%, 9/15/27	750	760
6.625%, 9/15/29	892	883
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	535	547
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	630	632
PetSmart, Inc. 144A 7.750%, 2/15/29(2)	1,433	1,392
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)	1,130	1,132
Under Armour, Inc. 144A 7.250%, 7/15/30(2)	210	213
Wayfair LLC 144A 7.250%, 10/31/29(2)	10	10
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	1,105	1,070
		16,438

Consumer Staples—1.2%
Coty, Inc. 144A 6.625%, 7/15/30(2)	720	737
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)	1,049	1,049
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)	900	817
144A 10.750%, 6/30/32(2)	1,000	727
Philip Morris International, Inc. 4.900%, 11/1/34	1,460	1,453
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,505	1,591
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)	1,630	1,645
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	1,580	1,591
		9,610

Energy—6.0%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)	1,125	1,196
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	400	394
BP Capital Markets plc 4.875% (9)	2,060	2,039
	Par Value(1)	Value

Energy—continued
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	$ 510	$ 529
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)	1,270	1,333
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)(6)	1,305	973
Ecopetrol S.A. 4.625%, 11/2/31	539	454
Enbridge, Inc. 8.500%, 1/15/84	1,115	1,241
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	248	229
Energy Transfer LP
Series G 7.125%(9)	345	351
Series H 6.500%(9)	660	663
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	2,150	1,911
Genesis Energy LP 8.875%, 4/15/30	1,545	1,641
Geopark Ltd. 144A 8.750%, 1/31/30(2)	462	405
Harbour Energy plc 144A 6.327%, 4/1/35(2)	1,555	1,546
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	700	741
HF Sinclair Corp. 6.250%, 1/15/35	1,545	1,568
Hilcorp Energy I LP
144A 5.750%, 2/1/29(2)	485	479
144A 6.000%, 2/1/31(2)	485	468
144A 7.250%, 2/15/35(2)	795	777
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(4)	1,200	1,213
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	426	391
Kimmeridge Texas Gas LLC 144A 8.500%, 2/15/30(2)	845	875
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(2)	1,205	1,184
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	310	305
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)	1,550	1,561
Mesquite Energy, Inc. 144A 7.250%, 7/15/25(2)	375	4
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)	1,725	1,703
Occidental Petroleum Corp.
5.550%, 10/1/34	890	873
6.200%, 3/15/40	865	846
Pertamina Persero PT
144A 2.300%, 2/9/31(2)(6)	591	513
144A 6.450%, 5/30/44(2)	378	387
Petroleos de Venezuela S.A.
144A 6.000%, 5/16/24(2)(3)	1,580	198
RegS 6.000%, 5/16/24(4)(10)	7,054	885
Petroleos Mexicanos
6.500%, 3/13/27	486	483
5.350%, 2/12/28	2,248	2,160
6.840%, 1/23/30	671	647

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
5.950%, 1/28/31	$ 229	$ 207
6.700%, 2/16/32	988	917
7.690%, 1/23/50	796	625
Petronas Capital Ltd.
144A 3.500%, 4/21/30(2)	1,142	1,097
144A 5.848%, 4/3/55(2)	1,209	1,223
QatarEnergy 144A 2.250%, 7/12/31(2)	1,531	1,337
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(2)	1,755	1,811
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	415	413
Tidewater, Inc. 144A 9.125%, 7/15/30(2)	315	324
Transocean, Inc.
144A 8.250%, 5/15/29(2)	175	162
144A 8.750%, 2/15/30(2)	320	329
144A 8.500%, 5/15/31(2)	615	549
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	485	449
Venture Global LNG, Inc.
144A 9.000%(2)(9)	1,325	1,288
144A 9.875%, 2/1/32(2)	1,150	1,242
Western Midstream Operating LP 5.250%, 2/1/50	1,615	1,358
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,430	1,427
YPF S.A. 144A 9.500%, 1/17/31(2)	353	370
		48,294

Financials—13.5%
Acrisure LLC
144A 8.250%, 2/1/29(2)	380	393
144A 6.000%, 8/1/29(2)	1,585	1,541
AerCap Ireland Capital DAC
3.300%, 1/30/32	640	580
6.950%, 3/10/55	577	600
6.500%, 1/31/56	775	776
Allianz SE
144A 6.350%, 9/6/53(2)	1,000	1,047
144A 5.600%, 9/3/54(2)	450	449
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.526%, 8/15/53(8)	1,150	1,150
Ally Financial, Inc. 5.543%, 1/17/31	1,455	1,475
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	2,260	1,700
American Express Co. 5.625%, 7/28/34	2,125	2,173
Apollo Debt Solutions BDC 6.900%, 4/13/29	1,560	1,628
Apollo Global Management, Inc. 6.000%, 12/15/54	1,550	1,511
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)	320	325
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	1,020	937
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(2)	1,690	1,600
	Par Value(1)	Value

Financials—continued
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(2)	$ 905	$ 927
Azorra Finance Ltd. 144A 7.250%, 1/15/31(2)	510	521
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	1,337	1,337
144A 6.450%, 7/30/35(2)	227	231
RegS 3.125%, 7/1/30(4)	238	238
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(9)	496	524
Banco Mercantil del Norte S.A. 144A 6.625% (2)(9)	419	386
Bank of America Corp.
5.288%, 4/25/34	1,505	1,535
5.518%, 10/25/35	930	930
Bank of New York Mellon Corp. (The) Series G 4.700% (9)	795	793
Barclays plc 7.437%, 11/2/33	1,245	1,413
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	404	389
Blackstone Private Credit Fund
5.950%, 7/16/29	400	408
6.000%, 11/22/34	935	914
Block, Inc. 6.500%, 5/15/32	1,105	1,140
Blue Owl Credit Income Corp. 6.650%, 3/15/31	350	360
Blue Owl Finance LLC 3.125%, 6/10/31	1,760	1,563
BNSF Funding Trust I 6.613%, 12/15/55	1,090	1,094
BPCE S.A.
144A 7.003%, 10/19/34(2)	1,100	1,209
144A 6.915%, 1/14/46(2)	235	245
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)	665	657
Capital One Financial Corp.
2.359%, 7/29/32	720	611
6.377%, 6/8/34	960	1,022
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	1,285	1,326
Charles Schwab Corp. (The)
6.136%, 8/24/34	1,020	1,104
Series H 4.000%(9)	720	668
Chobani Holdco II LLC PIK 144A 8.750%, 10/1/29(2)(11)	1	1
Citigroup, Inc.
6.270%, 11/17/33	615	662
6.174%, 5/25/34	719	753
Series X 3.875%(9)	1,805	1,780
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	334	339
Corebridge Financial, Inc. 6.375%, 9/15/54	1,504	1,499
DAE Funding LLC 144A 3.375%, 3/20/28(2)	1,072	1,026
Deutsche Bank AG 5.403%, 9/11/35	1,260	1,253

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	$ 970	$ 956
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(2)	1,505	1,593
F&G Annuities & Life, Inc. 6.500%, 6/4/29	1,525	1,572
Fifth Third Bancorp 4.337%, 4/25/33	965	921
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	65	65
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	1,130	1,148
FS Luxembourg S.a.r.l.
144A 8.875%, 2/12/31(2)	200	205
144A 8.625%, 6/25/33(2)	150	148
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	907	1,027
144A 7.950%, 10/15/54(2)	330	344
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	980	989
6.450%, 5/1/36	355	379
Grifols S.A. 144A 4.750%, 10/15/28(2)	800	769
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)	490	502
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	1,696	1,696
HUB International Ltd. 144A 7.375%, 1/31/32(2)	155	162
Huntington Bancshares, Inc.
5.709%, 2/2/35	575	588
6.141%, 11/18/39	995	1,014
Icon Investments Six DAC 6.000%, 5/8/34	1,695	1,732
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)	2,185	2,192
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(2)	1,745	1,792
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	1,580	1,606
JPMorgan Chase & Co.
5.717%, 9/14/33	570	594
5.350%, 6/1/34	600	617
6.254%, 10/23/34	820	891
KeyCorp
4.789%, 6/1/33	680	663
6.401%, 3/6/35	415	443
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	2,040	1,987
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(2)	720	720
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)	680	638
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)	1,600	1,430
MetLife, Inc. Series G 3.850% (9)	1,015	1,010
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	1,080	1,070
Morgan Stanley
6.342%, 10/18/33	710	771
5.250%, 4/21/34	570	580
	Par Value(1)	Value

Financials—continued
5.424%, 7/21/34	$ 345	$ 353
5.948%, 1/19/38	352	362
MSCI, Inc. 144A 3.625%, 9/1/30(2)	1,431	1,342
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.451%, 4/30/43(8)	450	448
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	970	985
NatWest Group plc 6.475%, 6/1/34	1,185	1,241
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	510	559
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	1,125	1,150
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(2)	1,335	1,374
144A 6.500%, 4/30/55(2)	140	145
Northern Trust Corp. 3.375%, 5/8/32	600	582
OneMain Finance Corp. 7.125%, 11/15/31	1,575	1,639
Opal Bidco SAS 144A 6.500%, 3/31/32(2)	120	122
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	100	104
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)	515	533
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	1,945	2,005
Prudential Financial, Inc.
5.125%, 3/1/52	344	333
6.750%, 3/1/53	560	587
6.500%, 3/15/54	610	627
QXO Building Products, Inc. 144A 6.750%, 4/30/32(2)	35	36
Reinsurance Group of America, Inc. 6.650%, 9/15/55	1,260	1,256
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)	385	394
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(2)	1,320	495
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	1,275	1,313
South Bow USA Infrastructure Holdings LLC 144A 5.584%, 10/1/34(2)	525	519
State Street Corp.
6.123%, 11/21/34	700	748
Series I 6.700%(9)	550	574
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	1,475	1,482
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	917
Toll Brothers Finance Corp. 5.600%, 6/15/35	390	393
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	627
Trivium Packaging Finance B.V.
144A 8.250%, 7/15/30(2)	115	122
144A 12.250%, 1/15/31(2)	530	568

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Truist Financial Corp.
5.122%, 1/26/34	$ 770	$ 770
5.867%, 6/8/34	390	407
UBS Group AG
144A 9.250%(2)(9)	290	335
144A 4.988%, 8/5/33(2)	1,090	1,086
Wells Fargo & Co.
6.850%(9)	595	625
5.389%, 4/24/34	425	435
6.491%, 10/23/34	310	339
Series BB 3.900%(9)	545	539
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(2)	495	515
		108,543

Health Care—1.7%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)	1,570	1,517
Community Health Systems, Inc.
144A 5.250%, 5/15/30(2)	680	603
144A 4.750%, 2/15/31(2)	1,510	1,291
CVS Health Corp. 6.750%, 12/10/54	1,025	1,027
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,630	1,488
HCA, Inc.
5.500%, 6/1/33	740	758
5.600%, 4/1/34	530	542
5.450%, 9/15/34	305	308
6.000%, 4/1/54	190	186
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)	1,115	1,206
144A 10.000%, 6/1/32(2)	425	438
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)	405	412
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)(12)	345	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)	825	819
Smith & Nephew plc 5.400%, 3/20/34	1,530	1,552
Universal Health Services, Inc.
2.650%, 1/15/32	631	536
5.050%, 10/15/34	895	854
		13,537

Industrials—3.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	700	655
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	743	744
Aviation Capital Group LLC
144A 3.500%, 11/1/27(2)	705	687
144A 6.750%, 10/25/28(2)	150	159
144A 5.125%, 4/10/30(2)	620	626
Boeing Co. (The)
5.805%, 5/1/50	325	312
5.930%, 5/1/60	1,355	1,288
	Par Value(1)	Value

Industrials—continued
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	$ 1,106	$ 996
Builders FirstSource, Inc.
144A 6.375%, 3/1/34(2)	1,290	1,315
144A 6.750%, 5/15/35(2)	50	51
Chart Industries, Inc. 144A 7.500%, 1/1/30(2)	10	10
Cimpress plc 144A 7.375%, 9/15/32(2)	1,410	1,346
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)	1,350	1,241
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,265	1,143
DP World Ltd. 144A 6.850%, 7/2/37(2)	200	218
Fortress Transportation & Infrastructure Investors LLC 144A 7.000%, 6/15/32(2)	1,510	1,559
Garda World Security Corp. 144A 8.375%, 11/15/32(2)	945	971
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	1,201	1,078
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	1,400	1,427
Herc Holdings, Inc. 144A 7.250%, 6/15/33(2)	345	361
Icahn Enterprises LP
6.250%, 5/15/26	103	102
5.250%, 5/15/27	365	354
144A 10.000%, 11/15/29(2)	450	446
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	1,695	1,470
Quikrete Holdings, Inc. 144A 6.750%, 3/1/33(2)	205	212
Regal Rexnord Corp. 6.400%, 4/15/33	1,713	1,809
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	650	640
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	814	693
TransDigm, Inc.
144A 6.875%, 12/15/30(2)	885	918
144A 6.625%, 3/1/32(2)	630	652
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	563	574
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	897	905
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(6)	1,645	1,691
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(2)	435	452
		27,105

Information Technology—0.8%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	1,195	1,227
144A 4.000%, 7/1/29(2)	600	576
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)	505	523
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	110	109

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
144A 6.500%, 10/15/28(2)	$ 635	$ 632
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(2)	430	442
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)	90	93
Oracle Corp. 5.500%, 8/3/35	760	777
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)	1,750	1,804
		6,183

Materials—2.1%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	1,235	465
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	1,460	1,416
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)	925	947
Corp. Nacional del Cobre de Chile RegS 6.440%, 1/26/36(4)	1,087	1,134
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)	1,493	1,490
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	2,120	2,130
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)	1,280	1,298
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	1,980	1,966
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	1,085	1,077
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	591	592
OCP S.A.
144A 3.750%, 6/23/31(2)	225	202
144A 6.875%, 4/25/44(2)	605	585
144A 5.125%, 6/23/51(2)	270	205
Samarco Mineracao S.A. PIK 144A 9.500%, 6/30/31(2)(11)	370	363
Sealed Air Corp. 144A 6.500%, 7/15/32(2)(6)	345	358
Sonoco Products Co. 5.000%, 9/1/34	980	953
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)	515	539
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	1,037	939
		16,659

Real Estate—0.3%
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	844	609
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	320	317
Safehold GL Holdings LLC 5.650%, 1/15/35	1,140	1,139
Service Properties Trust 4.950%, 2/15/27	455	449
		2,514

	Par Value(1)	Value

Utilities—2.3%
AES Corp. (The) 7.600%, 1/15/55	$ 660	$ 680
CMS Energy Corp. 4.750%, 6/1/50	1,485	1,443
Dominion Energy, Inc.
6.625%, 5/15/55	835	848
Series B 7.000%, 6/1/54	630	676
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	1,015	1,083
Enel Finance International N.V.
144A 7.500%, 10/14/32(2)	585	667
144A 5.500%, 6/26/34(2)	585	596
Entergy Corp. 7.125%, 12/1/54	1,420	1,469
Eskom Holdings SOC Ltd. 144A 8.450%, 8/10/28(2)	595	623
Ferrellgas LP
144A 5.375%, 4/1/26(2)	770	763
144A 5.875%, 4/1/29(2)	1,040	962
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	1,460	1,517
Lightning Power LLC 144A 7.250%, 8/15/32(2)	55	58
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	300	296
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	165	167
144A 8.375%, 2/15/32(2)	1,330	1,334
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	1,007	1,105
PacifiCorp 5.800%, 1/15/55	1,120	1,072
Southern California Edison Co. 6.000%, 1/15/34	1,165	1,194
Vistra Corp. 144A 8.000% (2)(9)	902	924
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	1,130	1,181
		18,658

Total Corporate Bonds and Notes (Identified Cost $283,314)		283,623

Leveraged Loans—11.0%
Aerospace—0.2%
Goat Holdco LLC Tranche B (1 month Term SOFR + 2.750%) 7.079%, 1/27/32(8)	793	794
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.177%, 2/1/28(8)	730	643
		1,437

Chemicals—0.3%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.577%, 2/18/30(8)	351	336

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Chemicals—continued
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 12/31/29(8)	$ 442	$ 443
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.510%, 4/3/28(8)	559	560
USALCO LLC (1 month Term SOFR + 4.000%) 8.327%, 9/30/31(8)	748	752
		2,091

Consumer Durables—0.3%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 8.321%, 5/21/32(8)	505	494
Madison Safety & Flow LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.077%, 9/26/31(8)	645	646
Skechers U.S.A., Inc. 2025, Tranche B, First Lien 0.000%, 6/25/32(8)(13)	270	271
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.250%) 7.577%, 10/19/29(8)	761	756
		2,167

Consumer Non-Durables—0.2%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 8.666% - 8.796%, 7/31/28(8)	670	669
Albion Financing 3 S.a.r.l.
2025 0.000%, 5/30/31(8)(13)	440	440
2025 (3 month Term SOFR + 3.000%) 7.321%, 8/16/29(8)	580	581
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.296%, 7/8/31(8)	388	346
		2,036

Energy—0.6%
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.296%, 12/30/27(8)	390	389
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.256%, 10/15/31(8)	678	680
Freeport LNG Investments LLP 2025, Tranche B (1 month Term SOFR + 3.250%) 7.522%, 12/21/28(8)	748	748
Hamilton Projects Acquiror LLC
0.000%, 5/30/31(8)(13)	370	371
First Lien (1 month Term SOFR + 3.000%) 7.327%, 5/31/31(8)	153	153
Hunterstown Generation LLC (3 month Term SOFR + 3.500% - 3 month PRIME + 2.500%) 7.796% - 10.000%, 11/6/31(8)	709	707
M6 ETX Holdings II Midco LLC (1 month Term SOFR + 3.000%) 7.327%, 3/25/32(8)	595	597
Potomac Energy Center LLC 0.000%, 3/14/32(8)(13)	780	778
	Par Value(1)	Value

Energy—continued
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.250%) 7.546%, 8/29/31(8)	$ 202	$ 203
Tranche C (3 month Term SOFR + 3.250%) 7.546%, 8/29/31(8)	13	13
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.000%) 7.280%, 2/16/28(8)	489	490
		5,129

Financials—0.5%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.327%, 11/6/30(8)	600	598
Ardonagh Group FinCo Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 2.750%) 7.030% - 7.046%, 2/15/31(8)	693	687
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.327%, 6/13/31(8)	834	835
Dynamo U.S. Bidco, Inc. Tranche B (3 month Term SOFR + 3.500%) 7.798%, 10/1/31(8)	159	159
Focus Financial Partners LLC Tranche B 0.000%, 9/15/31(8)(13)	818	816
PEX Holdings LLC (3 month Term SOFR + 2.750%) 6.967%, 11/20/31(8)	648	648
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 7.046%, 5/6/31(8)	40	40
		3,783

Food / Tobacco—0.4%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 0.000%, 12/23/30(8)	781	782
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 8.710% - 8.724%, 8/2/28(8)	202	111
(3 month Term SOFR + 4.900%) 9.210%, 8/2/28(8)	464	74
(3 month Term SOFR + 8.150%) 12.474%, 8/2/28(8)	237	213
Red SPV LLC (1 month Term SOFR + 2.250%) 6.562%, 3/15/32(8)	755	753
Sazerac Co., Inc. Tranche B 0.000%, 6/26/32(8)(13)	395	395
Sigma Holdco B.V. Tranche B-12 (6 month Term SOFR + 3.750%) 8.107%, 1/3/28(8)	615	615
		2,943

Food and Drug—0.1%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (6 month Term SOFR + 3.250%) 7.513%, 1/27/32(8)	678	680

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Forest Prod / Containers—0.3%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.502%, 4/13/29(8)	$ 555	$ 554
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.227%, 2/12/26(8)	812	743
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.322% - 7.324%, 4/15/27(8)	750	750
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.691%, 3/3/28(8)	820	819
		2,866

Gaming / Leisure—0.5%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 9.046%, 3/28/32(8)	575	581
Entain plc Tranche B-3 (6 month Term SOFR + 2.850%) 7.016%, 10/31/29(8)	416	417
Great Canadian Gaming 2024 (3 month Term SOFR + 4.750%) 9.074%, 11/1/29(8)	294	286
J&J Ventures Gaming LLC 2025, Tranche B (1 month Term SOFR + 3.500%) 7.827%, 4/26/30(8)	706	698
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.796%, 11/12/29(8)	657	623
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.546%, 8/1/30(8)	817	809
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.285%, 4/4/29(8)	319	318
		3,732

Health Care—1.6%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.216% - 7.291%, 5/1/30(8)	690	666
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.327%, 9/29/28(8)	275	275
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.333%, 9/29/28(8)	543	545
Cotiviti, Inc.
(1 month Term SOFR + 2.750%) 7.074%, 5/1/31(8)	494	491
(1 month Term SOFR + 2.750%) 7.074%, 3/26/32(8)	570	567
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.327%, 4/23/31(8)	199	198
Financiere Mendel (3 month Term SOFR + 2.750%) 7.050%, 11/8/30(8)	179	179
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.396%, 10/1/27(8)	842	810
	Par Value(1)	Value

Health Care—continued
Global Medical Response, Inc. 2024 (3 month Term SOFR + 4.750%) 9.079%, 10/31/28(8)	$ 677	$ 678
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.483%, 11/15/27(8)	1,270	1,265
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.827%, 10/23/31(8)	732	732
(1 month Term SOFR + 3.500%) 7.827%, 10/23/31(8)	14	14
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.646%, 8/19/28(8)	610	580
IVC Acquisition Ltd. Tranche B-12 (3 month Term SOFR + 3.750%) 8.046%, 12/12/28(8)	343	345
Lannett Co., Inc. First Lien (3 month Term SOFR + 0.000%) 2.000%, 6/16/30(8)(12)	25	7
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.006%, 5/16/31(8)	770	761
Tranche B-2 (3 month Term SOFR + 3.500%) 7.322% - 7.324%, 5/16/31(8)	109	107
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.577%, 10/23/28(8)	572	572
Modivcare, Inc. (3 month Term SOFR + 0.000%) 4.296%, 7/1/31(8)	153	111
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.044%, 4/22/27(8)	784	779
Radiology Partners, Inc. Tranche B 0.000%, 6/25/32(8)(13)	775	768
Southern Veterinary Partners LLC 2024 (3 month Term SOFR + 3.250%) 7.527%, 12/4/31(8)	510	510
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.296%, 9/27/30(8)	627	621
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.791%, 11/20/26(8)	341	264
Viant Medical Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.327%, 10/29/31(8)	734	727
		12,572

Housing—0.3%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 7.677%, 11/3/28(8)	843	844
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.350%) 7.662%, 4/12/28(8)	582	518
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.250%) 7.546%, 1/17/32(8)	434	432
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.162%, 6/6/31(8)	654	609

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Housing—continued
QXO Building Products, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.296%, 4/30/32(8)	$ 51	$ 51
		2,454

Information Technology—1.6%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.796%, 2/23/32(8)	80	82
Tranche B-1 (3 month Term SOFR + 2.500%) 6.796%, 2/24/31(8)	328	329
BMC Software 2031 (3 month Term SOFR + 3.000%) 7.333%, 7/30/31(8)	802	797
CE Intermediate I LLC (3 month Term SOFR + 3.150%) 7.450%, 3/25/32(8)	806	805
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.546%, 7/6/29(8)	759	632
Cloud Software Group, Inc. Tranche B (3 month Term SOFR + 3.750%) 8.046%, 3/24/31(8)	746	747
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.057%, 9/29/28(8)	440	442
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 9.300%, 12/12/29(8)	854	860
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.500%) 7.827%, 8/31/30(8)	513	512
Ellucian Holding, Inc.
Second Lien (1 month Term SOFR + 4.750%) 9.077%, 11/15/32(8)	95	97
Tranche B-1 (1 month Term SOFR + 3.000%) 7.327%, 10/9/29(8)	706	708
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.077%, 5/30/31(8)	633	634
Icon Parent I, Inc.
(6 month Term SOFR + 3.000%) 7.205%, 11/13/31(8)	668	669
Second Lien (6 month Term SOFR + 5.000%) 9.205%, 11/12/32(8)	200	202
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 7.046%, 11/22/29(8)	695	693
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 8.291%, 3/2/28(8)	729	685
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.796%, 4/1/28(8)	601	600
Javelin Buyer, Inc. (3 month Term SOFR + 3.000%) 7.333%, 12/6/31(8)	648	651
Project Ruby Ultimate Parent Corp. Tranche B-4 (1 month Term SOFR + 3.114%) 7.441%, 3/10/28(8)	856	856
Proofpoint 2025, Tranche B, First Lien 0.000%, 8/31/28(8)(13)	145	145
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.327%, 8/31/28(8)	844	844
Rocket Software, Inc. (1 month Term SOFR + 4.250%) 8.577%, 11/28/28(8)	605	606
	Par Value(1)	Value

Information Technology—continued
UKG, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.311%, 2/10/31(8)	$ 639	$ 641
		13,237

Manufacturing—0.7%
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 3.500%) 7.578%, 6/24/30(8)	595	597
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.824%, 9/28/28(8)	771	752
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.250%) 7.522%, 10/17/31(8)	489	491
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.583%, 11/4/31(8)	691	677
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.574%, 12/2/31(8)	830	834
Madison IAQ LLC 2025 (3 month Term SOFR + 3.250%) 7.510%, 5/6/32(8)	710	711
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.666% - 8.796%, 2/15/29(8)	621	622
TK Elevator Midco GmbH Tranche B (3 month Term SOFR + 3.000%) 7.237%, 4/30/30(8)	673	674
		5,358

Media / Telecom - Broadcasting—0.3%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.327%, 3/24/32(8)	510	510
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 7.439%, 12/1/28(8)	684	661
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.896%, 6/18/29(8)	813	786
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.941%, 1/31/29(8)	745	729
		2,686

Media / Telecom - Cable/Wireless Video—0.5%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.577%, 9/18/30(8)	670	668
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.812%, 1/18/28(8)	712	702
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.791%, 8/2/29(8)	861	852
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.557%, 11/12/27(8)	702	698

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.926%, 1/31/28(8)	$ 1,130	$ 1,115
		4,035

Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC Tranche B (3 month Term SOFR + 3.500%) 7.780%, 10/30/30(8)	918	923
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.077%, 10/1/31(8)	711	713
McGraw-Hill Education, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.577%, 8/6/31(8)	326	327
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 8.577%, 5/3/28(8)	179	168
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.330%, 4/11/29(8)	568	535
		2,666

Media / Telecom - Telecommunications—0.2%
Level 3 Financing, Inc. Tranche B-3 (1 month Term SOFR + 4.250%) 8.577%, 3/27/32(8)	675	682
Numericable U.S. LLC
Tranche B-11 (3 month PRIME + 1.750%) 9.250%, 7/31/25	1,031	894
Tranche B-12 (3 month PRIME + 2.688%) 10.188%, 1/31/26	163	142
		1,718

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.941%, 3/2/29(8)	678	650
Retail—0.2%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.500%) 6.780%, 11/8/32(8)	468	469
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.577%, 6/11/31(8)	774	757
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.807%, 3/3/28(8)	675	620
		1,846

Service—1.3%
AAL Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 7.030% - 7.046%, 7/30/31(8)	144	144
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 8.177%, 5/12/28(8)	754	758
Ascend Learning LLC (1 month Term SOFR + 3.000%) 7.327%, 12/11/28(8)	633	632
	Par Value(1)	Value

Service—continued
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.077%, 5/31/28(8)	$ 537	$ 539
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month Term SOFR + 3.614%) 7.941%, 3/31/28(8)	754	753
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.280%, 8/1/29(8)	248	248
Fugue Finance B.V. (3 month Term SOFR + 3.250%) 7.516%, 1/9/32(8)	150	151
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.583%, 1/9/32(8)	294	296
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.314%, 2/1/29(8)	760	761
Grant Thornton Advisors LLC 2025 (1 month Term SOFR + 2.750%) 7.077%, 6/2/31(8)	461	460
Kuehg Corp. (3 month Term SOFR + 3.250%) 7.546%, 6/12/30(8)	394	394
Lernen Bidco Ltd. Tranche B-2 (6 month Term SOFR + 4.000%) 8.307%, 10/27/31(8)	607	611
Omnia Partners LLC (3 month Term SOFR + 2.500%) 6.783%, 7/25/30(8)	733	734
Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 7.035%, 5/3/28(8)	326	327
Sedgwick Claims Management Services, Inc. 2024 (1 month Term SOFR + 3.000%) 7.327%, 7/31/31(8)	745	747
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.577%, 3/4/28(8)	946	827
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.427%, 11/2/27(8)	732	694
WCG Intermediate Corp. Tranche B (1 month Term SOFR + 3.000%) 7.327%, 2/25/32(8)	395	390
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.191%, 3/24/28(8)	822	812
		10,278

Transportation - Automotive—0.4%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.049%, 10/16/31(8)	764	767
Clarios Global LP (1 month Term SOFR + 2.750%) 7.077%, 1/28/32(8)	755	755
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.541%, 3/30/27(8)	733	691
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.541%) 8.291%, 10/28/27(8)	742	567

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Transportation - Automotive—continued
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.827%, 1/30/31(8)	$ 508	$ 505
		3,285

Utilities—0.1%
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.574%, 1/27/31(8)	577	577
Total Leveraged Loans (Identified Cost $89,306)		88,226

	Shares
Preferred Stock—0.1%
Financials—0.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	525(14)	512
Total Preferred Stock (Identified Cost $525)		512

Common Stocks—0.0%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(12)(15)	836	—
MYT Holding LLC Class B(12)(15)	42,729	12
West Marine(12)(15)	650	—(16)
		12

Health Care—0.0%
Lannett Co., Inc.(12)(15)	4,574	—
Total Common Stocks (Identified Cost $229)		12

Affiliated Exchange-Traded Fund—0.5%
Financials—0.5%
Virtus Newfleet ABS/MBS ETF(17)(18)	157,000	3,854
Total Affiliated Exchange-Traded Fund (Identified Cost $3,818)		3,854

Total Long-Term Investments—98.4% (Identified Cost $792,474)		792,830

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(18)	2,038,883	2,039
Total Short-Term Investment (Identified Cost $2,039)		2,039

	Shares	Value

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(18)(19)	2,896,166	$ 2,896
Total Securities Lending Collateral (Identified Cost $2,896)		2,896

TOTAL INVESTMENTS—99.0% (Identified Cost $797,409)		$797,765
Other assets and liabilities, net—1.0%		8,307
NET ASSETS—100.0%		$806,072

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $433,914 or 53.8% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2025.
(6)	All or a portion of security is on loan.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	No contractual maturity date.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
(10)	Security in default; interest payments are being received.
(11)	100% of the income received was in PIK.
(12)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(13)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(14)	Value shown as par value.
(15)	Non-income producing.
(16)	Amount is less than $500 (not in thousands).
(17)	Affiliated investment.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(19)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	77%
Canada	2
United Kingdom	2
Mexico	1
Ireland	1
Luxembourg	1
France	1
Other	15
Total	100%
† % of total investments as of June 30, 2025.

As of June 30, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., 10/23/31	$80	$80	$80	$1
USALCO LLC, 9/30/31	78	78	78	—(1)
Total	$158	$158	$158	$1

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$41,447	$—	$41,447	$—
Foreign Government Securities	94,873	—	94,873	—
Mortgage-Backed Securities	175,140	—	175,140	—
Asset-Backed Securities	105,143	—	105,143	—
Corporate Bonds and Notes	283,623	—	283,623	—(1)
Leveraged Loans	88,226	—	88,219	7
Equity Securities:
Preferred Stock	512	—	512	—
Common Stocks	12	—	—	12(1)
Affiliated Exchange-Traded Fund	3,854	3,854	—	—
Money Market Mutual Fund	2,039	2,039	—	—
Securities Lending Collateral	2,896	2,896	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	1	—	1	—
Total Investments	$797,766	$8,789	$788,958	$19

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Security held by the Fund with an end of period value of $4 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.